RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Research and Development [Abstract]
Schedule of Research and Development Expenses, Net
	For the year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Salaries and related expenses	4,683	3,585	2,425
Share-based compensation	234	790	104
Materials	596	608	385
Subcontractors and consultants	320	688	294
Depreciation	121	85	72
Cost for registration of patents	150	153	72
Others	511	282	123
	6,615	6,191	3,475
Less participation of the NATI and BIRD Foundation	(1,124)	(354)	(643)
Total research and development, net	5,491	5,837	2,832